Income Taxes (Deferred Income Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 25, 2014	Jun. 26, 2013
Deferred income tax assets:
Leasing transactions	$ 40,085	$ 40,662
Stock-based compensation	13,698	13,250
Restructure charges and impairments	16,726	2,885
Insurance reserves	18,550	18,595
Employee benefit plans	404	544
Gift cards	15,497	13,171
Other, net	8,975	10,903
Total deferred income tax assets	113,935	100,010
Deferred income tax liabilities:
Prepaid expenses	16,462	15,776
Goodwill and other amortization	26,551	25,333
Depreciation and capitalized interest on property and equipment	20,982	32,160
Other, net	3,680	3,522
Total deferred income tax liabilities	67,675	76,791
Net deferred income tax asset	$ 46,260	$ 23,219